Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

Nature of operations

Shanda Games Limited (“Shanda Games” or “the Company”), a Cayman Islands limited company, is principally engaged in the development and operation of online games and related businesses in the People’s Republic of China (the “PRC”). The Company currently operates its business in China through its wholly-owned subsidiaries (“PRC subsidiaries”) which consist of Shengqu Information Technology (Shanghai) Co., Ltd. (“Shengqu”), Shengji Information Technology (Shanghai) Co., Ltd. (“Shengji”), Lansha Information Technology (Shanghai) Co., Ltd. (“Lansha”) and Kuyin Software (Shanghai) Co., Ltd (“Kuyin”) and its variable interest entities and their subsidiaries (“VIEs”). The VIEs consist of Shanghai Hongli Digital Technology Co., Ltd. (“Shanghai Hongli”) and Shanghai Shulong Technology Development Co., Ltd. (“Shanghai Shulong”) and Shulong’s wholly-owned subsidiaries, Shanghai Shulong Computer Technology Co., Ltd. (“Shulong Computer”), Nanjing Shulong Computer Technology Co., Ltd. (“Nanjing Shulong”), Chengdu Youji Technology Co., Ltd. (“Chengdu Youji”), Tianjin Youji Technology Co., Ltd. (“Tianjin Youji”), Chengdu Aurora Technology Development Co., Ltd. (“Chengdu Aurora”), Chengdu Simo Technology Co., Ltd. (“Chengdu Simo”), and Shulong’s majority-owned subsidiary Shanghai Shengzixin Equity Investment Fund (“Shengzixin Fund”) and other small VIEs. Collectively, the PRC subsidiaries and the VIEs are referred to as the “PRC companies.” The Company, together with (i) its wholly-owned subsidiaries, mainly including Shanda Games Holdings (HK) Limited (“Shanda Games (HK)”), Shanda Games International Pte. Ltd. (“Games International”) and its majority-owned subsidiaries; (ii) Eyedentity Games, Inc., (“Eyedentity”); (iii) Actoz Soft Co., Ltd., (“Actoz”), a Korean developer, operator and publisher of online games listed on the KOSDAQ and its majority-owned subsidiaries; (iv)eFusion MMOG GmbH (“eFusion”) and (v) the VIEs, shall collectively be referred to as “the Group.”

On September 30, 2009, the Company completed an initial public offering (the “IPO”) on the NASDAQ Global Select Market (“IPO”). In the IPO, 83,500,000 American Depositary Shares (“ADSs”), representing 167,000,000 Class A ordinary shares, were sold to the public at a price of $12.50 per ADS. Of these, 13,043,500 ADSs, representing 26,087,000 Class A ordinary shares, were sold by the Company; and 70,456,500 ADSs, representing 140,913,000 Class A ordinary shares, were sold by a direct wholly-owned subsidiary of Shanda. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately $152.5 million.